Segment Information	12 Months Ended
Mar. 31, 2021
Segment Reporting [Abstract]
Segment Information

16. Segment Information

The Company has two reportable segments: plastic injection molding and electronic products assembling. The Company's reportable segments are strategic business units that offer different products and services. They are managed separately because each business requires different technology and marketing strategies. Most of the businesses were acquired as a unit, and the management at the time of the acquisition was retained.

The Company used to include the corporate expenses, which mainly comprised of directors’ remuneration, legal and professional expenses and corporate insurance expenses, in the segment of plastic injection. Commencing from this year, the corporate expenses are separately disclosed in the segment information for a more precise presentation of the financial performance of each segment.

The accounting policies of the segments are the same as those described in the summary of significant accounting policies. The Company accounts for intersegment sales and transfers as if the sales or transfers were to third parties, that is, at current market prices.

Contributions of the major activities, profitability information and asset information of the Company's reportable segments for the years ended March 31, 2019, 2020 and 2021 are as follows:

	Year ended March 31,
	2019			2020			2021
	Net sales	Intersegment Sales	Income (loss) Before income tax	Net sales	Intersegment Sales	Income (loss) Before income tax	Net sales	Intersegment Sales	Income (loss) Before Income tax
Segment:
Injection molded plastic parts	$28,956	$(178)	$3,686	$25,531	$(178)	$(1,197)	$20,325	$(461)	$6,025
Electronic products	37,865	(62)	2,077	40,077	(62)	1,544	45,022	-	3,992

Segment total	$66,821	$(240)	$5,763	$65,608	$(240)	$347	$65,347	$(461)	$10,017

Reconciliation to consolidated totals:
Sales eliminations	(240)	240	-	(240)	240	-	(461)	461	-
Corporate expenses			$(1,346)			$(1,294)			$(1,311)
Consolidated totals:
Net sales	$66,581	$-		$65,368	$-		$64,886	$-
Income (loss) before income taxes			$4,417			$(947)			$8,706

	Year ended March 31,
	2019		2020		2021
	Interest Income From Bank deposits	Interest expenses	Interest Income From Bank deposits	Interest expenses	Interest Income From Bank deposits	Interest expenses
Segment:
Injection molded plastic parts	$173	$-	$204	$-	$213	$-
Electronic products	11	-	14	-	22	-
Consolidated total	$184	$-	$218	$-	$235	$-

	Year ended March 31,
	2019			2020			2021
	Identifiable assets	Capital expenditure	Depreciation and amortization	Identifiable assets	Capital expenditure	Depreciation and amortization	Identifiable assets	Capital expenditure	Depreciation and amortization
Segment:
Injection molded plastic parts	$71,615	$711	$1,849	$66,741	$251	$1,754	$73,209	$269	$1,540
Electronic products	28,554	167	265	28,638	256	219	34,651	282	215

Consolidated Totals	$100,169	$878	$2,114	$95,379	$507	$1,973	$107,860	$551	$1,755

The breakdown of sales by destination is analyzed as follows:

	Year ended March 31,
	2019	2020	2021
Net sales
United States of America	$12,862	$11,228	$7,861
PRC	30,772	27,097	24,905
United Kingdom	3,586	4,852	3,259
Hong Kong	4,726	6,188	8,138
Europe	8,186	9,827	9,564
Others	6,449	6,176	11,159
Total net sales	$66,581	$65,368	$64,886

The location of the Company's identifiable assets is as follows:

	March 31,
	2020	2021
Hong Kong and Macao	$42,412	$48,887
PRC	52,967	59,973
Total identifiable assets	95,379	107,860
Goodwill	-	-
Total assets	$95,379	$107,860